----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: October 31, 2006

                                                    Estimated average burden
                                                    hours per response: 19.3
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-07677
                                   -------------------------------------


                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  8720 Georgia Avenue, Suite 808        Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)


                                Eugene A. Profit

Profit Investment Management   8720 Georgia Avenue, Suite 808   Silver Spring, MD 20910
-----------------------------------------------------------------------------------------

                 (Name and address of agent for service)


Registrant's telephone number, including area code:  (301) 650-0059
                                                     -------------------

Date of fiscal year end:        September 30, 2005
                          ------------------------------------

Date of reporting period:       March 31, 2005
                          ------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                                THE PROFIT FUND


                                  PROFIT FUNDS

                               [GRAPHIC OMITTED]

                                INVESTMENT TRUST
                                     PVALX


                               SEMI-ANNUAL REPORT

                                 March 31, 2005
                                  (Unaudited)

THE PROFIT FUND
PORTFOLIO INFORMATION
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION VS THE S&P 500 INDEX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                THE PROFIT     S&P 500
                                   FUND         INDEX
                               --------------------------
Energy                              7.8%         8.8%
Materials                           0.7%         3.3%
Industrials                        20.7%        11.9%
Consumer Discretionary              9.1%        11.5%
Consumer Staples                    5.9%        10.3%
Health Care                        13.2%        13.0%
Financials                         17.8%        19.8%
Information Technology             17.8%        15.1%
Telecommunication Services          1.5%         3.1%
Utilities                           3.8%         3.2%
Cash Equivalents                    1.7%         0.0%


TOP 10 HOLDINGS
--------------------------------------------------------------------------------
                                                % of
         Security Description                 Net Assets
         --------------------                 ----------
         Intel Corp.                             3.8%
         Hewlett-Packard Co.                     3.7%
         Microsoft Corp.                         3.6%
         United Technologies Corp.               3.4%
         GlobalSantaFe Corp.                     3.2%
         Pfizer, Inc.                            3.1%
         American Standard Cos., Inc.            3.1%
         General Electric Co.                    3.0%
         Cytyc Corp.                             3.0%
         Walt Disney Co. (The)                   2.9%

THE PROFIT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in securities:
  At acquisition cost ......................................... $  10,628,890
                                                                =============

  At value (Note 2) ........................................... $  12,117,314
Receivable for capital shares sold ............................         1,982
Receivable for securities sold ................................       343,993
Dividends receivable ..........................................        15,375
Receivable from Adviser (Note 4) ..............................         1,719
Other assets ..................................................        22,617
                                                                -------------
  TOTAL ASSETS ................................................    12,503,000
                                                                -------------

LIABILITIES
Payable for investment securities purchased ...................       530,158
Payable to Administrator (Note 4) .............................         6,000
Other accrued expenses and liabilities ........................        20,206
                                                                -------------
  TOTAL LIABILITIES ...........................................       556,364
                                                                -------------

NET ASSETS .................................................... $  11,946,636
                                                                =============


NET ASSETS CONSIST OF:
Paid-in capital ............................................... $  10,705,674
Accumulated net investment loss ...............................       (26,634)
Accumulated net realized losses ...............................      (220,828)
Net unrealized appreciation on investments ....................     1,488,424
                                                                -------------
NET ASSETS .................................................... $  11,946,636
                                                                =============


Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       632,110
                                                                =============

Net asset value and redemption price per share (Note 2) ....... $       18.90
                                                                =============

Maximum offering price per share ($18.90/96%) (Note 2) ........ $       19.69
                                                                =============



See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ................................................... $     104,220
                                                                -------------
EXPENSES
 Investment advisory fees (Note 4) .............................       66,956
 Professional fees .............................................       28,550
 Compliance fees (Note 4) ......................................       18,000
 Accounting services fees (Note 4) .............................       15,000
 Administration fees (Note 4) ..................................       12,000
 Transfer agent fees (Note 4) ..................................        9,000
 Postage and supplies ..........................................        7,979
 Insurance expense .............................................        7,550
 Registration fees .............................................        6,914
 Distribution expense (Note 4) .................................        5,852
 Custodian fees ................................................        3,665
 Reports to shareholders .......................................        3,075
 Trustees' fees ................................................        2,250
 Other expenses ................................................        4,260
                                                                -------------
      TOTAL EXPENSES ...........................................      191,051
 Fees waived by the Adviser (Note 4) ...........................      (59,818)
                                                                -------------
      NET EXPENSES .............................................      131,233
                                                                -------------

NET INVESTMENT LOSS ............................................      (27,013)
                                                                -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                       343,197
  Net change in unrealized appreciation/depreciation
   on investments                                                     304,040
                                                                -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      647,237
                                                                -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $     620,224
                                                                =============


See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                          ENDED         YEAR
                                                         MARCH 31,      ENDED
                                                           2005    SEPTEMBER 30,
                                                       (UNAUDITED)      2004
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..............................   $ ( 27,013)   $ ( 71,192)
  Net realized gains from security transactions ....      343,197       164,862
  Net change in unrealized appreciation/depreciation
   on investments ..................................      304,040       597,706
                                                       ----------    ----------
Net increase in net assets from operations .........      620,224       691,376
                                                       ----------    ----------


FROM CAPITAL SHARE TRANSACTIONS
  Net assets received in conjunction with
   fund merger (Note 1) ............................    5,278,621     3,231,291
  Proceeds from shares sold ........................      293,328       432,374
  Payments for shares redeemed .....................   (1,131,472)   (1,064,478)
                                                       ----------    ----------
Net increase in net assets from capital
  share transactions                                    4,440,477     2,599,187
                                                       ----------    ----------

TOTAL INCREASE IN NET ASSETS .......................    5,060,701     3,290,563

NET ASSETS
  Beginning of period ..............................    6,885,935     3,595,372
                                                       ----------    ----------
  End of period .................................... $ 11,946,636   $ 6,885,935
                                                       ==========    ==========

ACCUMULATED NET INVESTMENT LOSS .................... $   ( 26,634)  $       --
                                                       ==========    ==========


CAPITAL SHARE ACTIVITY
  Shares issued in conjunction with fund merger
   (Note 1) ........................................      285,841       193,937
  Shares sold ......................................       15,828        24,964
  Shares redeemed ..................................      (60,485)      (61,274)
                                                       ----------    ----------
    Net increase in shares outstanding .............      241,184       157,627
  Shares outstanding, beginning of period ..........      390,926       233,299
                                                       ----------    ----------
  Shares outstanding, end of period ................      632,110       390,926
                                                       ==========    ==========


See accompanying notes to financial statements.

THE PROFIT FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                        SIX MONTHS
                                                          ENDED         YEAR        YEAR         YEAR          YEAR        YEAR
                                                         MARCH 31,      ENDED       ENDED        ENDED        ENDED       ENDED
                                                           2005       SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,   SEPT. 30,
                                                        (UNAUDITED)     2004         2003         2002         2001        2000
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ..........       $   17.61    $   15.41    $   11.85    $   14.38    $   21.63   $   18.02

                                                        ---------    ---------    ---------    ---------    ---------   ---------

Income (loss) from investment operations:
  Net investment loss ...........................           (0.04)       (0.18)       (0.32)       (0.25)       (0.22)      (0.15)
  Net realized and unrealized gains
   (losses) on investments ......................            1.33         2.38         3.88        (2.28)       (6.43)       4.75
                                                        ---------    ---------    ---------    ---------    ---------   ---------
Total from investment operations ................            1.29         2.20         3.56        (2.53)       (6.65)       4.60
                                                        ---------    ---------    ---------    ---------    ---------   ---------

Less distributions:
  Distributions from net realized gains .........             --           --           --           --         (0.60)      (0.99)
                                                        ---------    ---------    ---------    ---------    ---------   ---------

Net asset value at end of period ................       $   18.90    $   17.61    $   15.41    $   11.85    $   14.38   $   21.63
                                                        =========    =========    =========    =========    =========   =========


Total return (a) ................................         7.33%(b)       14.28%       30.04%      (17.59%)     (31.37%)     26.14%
                                                        =========    =========    =========    =========    =========   =========


Net assets at end of period (000's) .............       $  11,947    $   6,886    $   3,595    $   3,124    $   4,737   $   6,718
                                                        =========    =========    =========    =========    =========   =========


Ratio of net expenses to
  average net assets (c) ........................         2.44%(d)        2.54%        3.61%        2.25%        2.14%       1.95%

Ratio of net investment loss to
  average net assets ............................      ( 0.50%)(d)      ( 1.15%)      (2.28%)      (1.46%)      (1.18%)     (0.81%)

Portfolio turnover rate .........................           24%(d)          33%          30%          53%          52%         47%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, total returns shown exclude the effect of applicable sales loads.

(b)  Not annualized.

(c) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.55%(d), 3.70%, 5.59%, 4.72%, 3.91% and 4.24% for the periods ended March 31, 2005, September 30, 2004, 2003, 2002, 2001 and 2000, respectively (Note 4).

(d)  Annualized.



See accompanying notes to financial statements.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES   COMMON STOCKS -- 99.7%                                     VALUE
--------------------------------------------------------------------------------
           AEROSPACE -- 5.5%
  2,300    General Dynamics Corp. .............................   $  246,215
  4,000    United Technologies Corp. ..........................      406,640
                                                                 -----------
                                                                     652,855
                                                                 -----------
           BANKS -- 6.6%
  7,600    Bank of America Corp. ..............................      335,160
  6,500    JPMorgan Chase & Co. ...............................      224,900
  5,775    Washington Mutual, Inc. ............................      228,113
                                                                 -----------
                                                                     788,173
                                                                 -----------
           CABLE TELEVISION -- 1.0%
  3,617    Comcast Corp. - Class A (a) ........................      122,182
                                                                 -----------

           COMPUTERS & COMPUTER PRODUCTS -- 12.2%
  7,110    Cisco Systems, Inc. (a) ............................      127,198
 15,000    EMC Corp. (a) ......................................      184,800
 20,000    Hewlett-Packard Co. ................................      438,800
 19,500    Intel Corp. ........................................      452,985
 20,000    Western Digital Corp. (a) ..........................      255,000
                                                                 -----------
                                                                   1,458,783
                                                                 -----------
           CONSTRUCTION -- 1.5%
  2,000    Caterpillar, Inc. ..................................      182,880
                                                                 -----------

           CONSTRUCTION PRODUCTS -- 3.1%
  8,050    American Standard Cos., Inc. .......................      374,164
                                                                 -----------

           CONSUMER STAPLES -- 1.8%
  6,000    Sysco Corp. ........................................      214,800
                                                                 -----------

           DIVERSIFIED MANUFACTURING OPERATIONS -- 5.2%
  5,000    Danaher Corp. ......................................      267,050
  9,940    General Electric Co. ...............................      358,436
                                                                 -----------
                                                                     625,486
                                                                 -----------
           E-COMMERCE -- 1.5%
  8,000    IAC/InterActiveCorp (a) ............................      178,160
                                                                 -----------

           ELECTRIC -- 3.8%
 15,000    AES Corp. (The) (a) ................................      245,700
  2,700    DTE Energy Co. .....................................      122,796
  5,200    Xcel Energy, Inc. ..................................       89,336
                                                                 -----------
                                                                     457,832
                                                                 -----------
           FOOD -- 1.4%
  4,900    McCormick & Co., Inc. ..............................      168,707
                                                                 -----------

           HEALTHCARE SERVICES -- 1.4%
  1,600    Quest Diagnostics, Inc. ............................      168,208
                                                                 -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES   COMMON STOCKS -- 99.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
           INSURANCE -- 10.4%
  3,500    Aetna, Inc. ........................................   $  262,325
  2,700    Aon Corp. ..........................................       61,668
      1    Berkshire Hathaway, Inc. - Class A (a) .............       87,000
  5,000    Hartford Financial Services Group, Inc. (The) ......      342,800
  5,500    MGIC Investment Corp. ..............................      339,185
  3,950    PMI Group, Inc. (The) ..............................      150,139
                                                                 -----------
                                                                   1,243,117

           INTERNET SECURITY -- 2.1%
 12,000    Symantec Corp. (a) .................................      255,960
                                                                 -----------

           MEDICAL - DRUGS -- 7.3%
  3,000    Amgen, Inc. (a) ....................................      174,630
  6,613    Barr Pharmaceuticals, Inc. (a) .....................      322,913
 14,300    Pfizer, Inc. .......................................      375,661
                                                                 -----------
                                                                     873,204
                                                                 -----------

           MEDICAL - PRODUCTS -- 4.7%
 15,500    Cytyc Corp. (a) ....................................      356,655
  4,000    Medtronic, Inc. ....................................      203,800
                                                                 -----------
                                                                     560,455
                                                                 -----------
           MORTGAGE LOAN/BANKER -- 1.1%
  2,000    Freddie Mac ........................................      126,400
                                                                 -----------

           MULTI-MEDIA -- 2.9%
 12,000    Walt Disney Co. (The) ..............................      344,760
                                                                 -----------

           OFFICE AUTOMATION & Equipment -- 0.9%
  2,400    Pitney Bowes, Inc. .................................      108,288
                                                                 -----------

           OIL -- 7.9%
  5,000    ChevronTexaco Corp. ................................      291,550
 10,300    GlobalSantaFe Corp. ................................      381,512
  8,333    XTO Energy, Inc. ...................................      273,656
                                                                 -----------
                                                                     946,718
                                                                 -----------
           PACKAGING -- 0.7%
  3,700    Pactiv Corp. (a) ...................................       86,395
                                                                 -----------

           PAPER MILLS -- 2.8%
  5,000    Kimberly-Clark Corp. ...............................      328,650
                                                                 -----------

           RECREATIONAL VEHICLES -- 2.4%
  4,000    Polaris Industries, Inc. ...........................      280,920
                                                                 -----------

           RETAIL -- 3.9%
  2,900    Limited Brands, Inc. ...............................       70,470
  6,000    Staples, Inc. ......................................      188,580
  4,000    Target Corp. .......................................      200,080
                                                                 -----------
                                                                     459,130
                                                                 -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES   COMMON STOCKS -- 99.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
           SERVICES - DIVERSIFIED -- 2.4%
 14,000    Cendant Corp. ......................................   $  287,560
                                                                 -----------

           SOFTWARE -- 3.7%
 18,000    Microsoft Corp. ....................................      435,060
                                                                 -----------

           TELECOMMUNICATIONS -- 1.5%
  5,100    Verizon Communications, Inc. .......................      181,050
                                                                 -----------

           TOTAL COMMON STOCKS (Cost $10,421,473) .............  $11,909,897
                                                                 -----------

--------------------------------------------------------------------------------
  SHARES   MONEY MARKET FUNDS -- 1.7%                                VALUE
--------------------------------------------------------------------------------

207,417    Fidelity Institutional Cash Portfolio - Government
            (Cost $207,417) ...................................   $  207,417
                                                                 -----------

           TOTAL INVESTMENT SECURITIES -- 101.4%
            (Cost $10,628,890) ................................  $12,117,314
                                                                 -----------
           LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%) ....    ( 170,678)
                                                                 -----------

           NET ASSETS -- 100.0% ............................... $ 11,946,636
                                                                 ===========


(a)  Non-income producing security.

See accompanying notes to financial statements.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
1.  ORGANIZATION
The Profit Fund (the Fund) is a diversified series of Profit Funds Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

On December 23, 2003, the Fund consummated a tax-free merger with the Kenwood Growth & Income Fund (the "Kenwood Fund"). Pursuant to the terms of the agreement governing the merger, each share of the Kenwood Fund was converted into an equivalent dollar amount of shares of the Fund, based on the net asset value of the Fund and the Kenwood Fund as of December 22, 2003 ($16.66 and $13.38, respectively), resulting in a conversion ratio of 0.803025 shares of the Fund for each share of the Kenwood Fund. The Fund thus issued 193,937 shares to shareholders of the Kenwood Fund. Net assets of the Fund and the Kenwood Fund as of the merger date were $3,864,743 and $3,231,291, including unrealized appreciation of $711,640 and $292,883, respectively. In addition, the Kenwood Fund's net assets included accumulated capital losses of $17,683. Total net assets immediately after the merger were $7,096,034.

On November 19, 2004, the Fund consummated a tax-free merger with the Lake Forest Core Equity Fund (the Lake Forest Fund). Pursuant to the terms of the agreement governing the merger, each share of the Lake Forest Fund was converted into an equivalent dollar amount of shares of the Fund, based on the net asset value of the Fund and the Lake Forest Fund as of November 19, 2004 ($18.47 and $23.35, respectively), resulting in a conversion ratio of 1.264179 shares of the Fund for each share of the Lake Forest Fund. The Fund thus issued 285,841 shares to shareholders of the Lake Forest Fund. Net assets of the Fund and the Lake Forest Fund as of the merger date were $7,269,723 and $5,278,621, including unrealized appreciation (depreciation) of $1,562,530 and ($111,577), respectively. In addition, the Lake Forest Fund's net assets included undistributed net investment income of $379 and accumulated net realized losses of $478,092. Total net assets immediately after the merger were $12,548,344.

The Fund seeks to provide investors with high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies. Dividend income is only an incidental consideration to the Fund's investment objective.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabili-ties, by the number of shares outstanding, rounded to the nearest cent. The maximumoffering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

Investment income-- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the periods ended March 31, 2005 and September 30, 2004.

Contingencies and commitments -- The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the Code) available to regulated invest-ment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2005:
--------------------------------------------------------------------------------

Cost of portfolio investments ............................       $ 10,628,890
                                                                 ============

Gross unrealized appreciation ............................       $  2,072,782
Gross unrealized depreciation ............................           (584,358)
                                                                 ------------
Net unrealized appreciation ..............................       $  1,488,424
Capital loss carryforward ................................            (85,933)
Other losses .............................................           (161,529)
                                                                 ------------
Accumulated earnings .....................................       $  1,240,962
                                                                 ============
--------------------------------------------------------------------------------

As of September 30, 2004, the Fund had a capital loss carryforward of $85,933, which expires September 30, 2011. This capital loss carryforward may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.  INVESTMENT TRANSACTIONS

During the six months ended March 31, 2005, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $1,552,189 and $1,235,804, respectively.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
4.  TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the Adviser). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the Underwriter), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

The Chief Compliance Officer (the CCO) of the Trust is an affiliate of the Adviser. The Fund pays the CCO $36,000 annually for her services as CCO to the Trust.

MANAGMENT AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of a Management Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

The Adviser has contractually agreed, until at least February 1, 2006, to waive a portion of its advisory fees and, if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses do not exceed 2.45% per annum of the Fund's average daily net assets (the Expense Cap). As a result of the Expense Cap, the Adviser waived $59,818 of its investment advisory fees during the six months ended March 31, 2005.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Accordingly, Ultimus received $12,000 of administration fees for the six months ended March 31, 2005.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. Accordingly, Ultimus received $15,000 of accounting fees for the six months ended March 31, 2005.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. Accordingly, Ultimus received $9,000 of transfer agent fees for the six months ended March 31, 2005. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $111 from underwriting commissions on the sale of shares of the Fund during the six months ended March 31, 2005.

AFFILATED BROKER
E.S. Marks & Company, Inc., an affiliated person of the Adviser, earned $5,778 from commissions on the sale of shares of the Fund during the six months ended March 31, 2005.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the Plan) under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution expenses of $5,852 under the Plan during the six months ended March 31, 2005.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of The Profit Fund, you incur costs: (1) transaction costs, including any front-end sales loads, and (2) ongoing cost, including management fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and will not help you determine the relative total costs of owning different funds. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------
More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.
--------------------------------------------------------------------------------
                                     Beginning         Ending         Expenses
                                   Account Value    Account Value   Paid During
                                   Oct. 1, 2004    March 31, 2005     Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00         $1,073.30        $12.61
Based on Hypothetical 5% Return
 (before expenses)                  $1,000.00         $1,012.76        $12.24
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 2.44% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The filing is available upon request, by calling 1-888-744-2337. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling
(800)SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-744-2337, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-744-2337, or on the Securities and Exchange Commission's website at http://www.sec.gov.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

During the period ended March 31, 2005, the Board of Trustees reviewed and approved the continuance of the Management Agreement between the Trust and the Adviser. The approval took place at an in-person meeting, held on November 19, 2004, at which all of the Trustees were present.

In connection with the Trustees' considerations in approving the most recent annual continuance of the Management Agreement, the Trustees considered information reasonably necessary to evaluate the terms of the Management Agreement. The Board reviewed (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Fund; and (4) information about the Adviser's personnel. The Trustees considered various factors, among them (1) the nature, extent and quality of the services provided by the Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Fund; (3) the Fund's performance; and (4) economies of scale. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and also met in a private session with their counsel at which no representatives of the Adviser were present.

The Trustees' evaluation of the nature, extent and quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser over the course of the preceding year. The Trustees also considered the scope and quality of the in-house capabilities of the Adviser and other resources dedicated to performing services for the Fund. The Trustees also took into account the Adviser's compliance policies and procedures. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of the Fund's compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent public accountants in periodic meetings with the Trust's Audit Committee. The Trustees also considered the business reputation of the Adviser and its financial resources as well as the qualifications and experience of its personnel.

In considering the Fund's performance, the Trustees noted that they review on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. Both short-term and long-term investment performance of the Fund was considered. Among other comparative performance information, the Fund's current and longer-term performance was compared to its performance benchmark and to that of other funds with similar investment objectives. This comparative data indicated that the Fund underperformed its benchmark, the S&P 500 Index, for the one-year period ended September 30, 2004 and outperformed the S&P 500 Index for the three-year

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
and five-year periods ended September 30, 2004, and was above the median of its peer group for the one-year, three-year and five-year periods ended October 31, 2004. The Trustees noted the Fund's overall strong performance record. Based upon their review, the Trustees found that the Fund's performance over time has been satisfactory.

In reviewing the fees payable under the Management Agreement, the Trustees compared the fees and overall expense levels of the Fund with those of other funds with similar investment objectives considered to be in its peer group. The Fund's advisory fee and total expenses were above the median of its peer group. In evaluating the Fund's advisory fees, the Trustees also took into account the quality of the investment management of the Fund. The Trustees concluded that the advisory fee is reasonable given the quality of services provided by the Adviser, the relatively small size of the Fund and the fact that the Adviser has consistently waived its fee and/or reimbursed Fund expenses since the Fund's inception. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund in light of applicable case law relating to advisory fees and noted the expense limitation currently in place for the Fund. The Trustees also considered the indirect benefits derived by the Adviser such as research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as a result of the allocation of brokerage transactions.

The Trustees considered the relatively small size of the Fund and the effect of any potential future growth on its expenses and performance. The Board noted that if the Fund's assets increase over time, the Fund may realize economies of scale if assets increase proportionally more than certain other expenses. The Board concluded that adding breakpoints to the advisory fee at specified levels would not be appropriate at this time given the Fund's size.

The Trustees reached the following conclusions regarding the Management Agreement, among others: (1) the Adviser is qualified to manage the Fund's assets in accordance with its investment objective and policies; (2) the Adviser maintains appropriate compliance programs; (3) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (4) the Fund's advisory fees are reasonable in relation to those of similar funds and to the services provided by the Adviser.

No single factor was considered in isolation or to be determinative to the decision of the Trustees, including the Independent Trutees, to approve continuance of the Management Agreement, and each Trustee attributed different weights to various factors. The Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Management Agreement for an additional annual period.

                         PROFIT FUNDS INVESTMENT TRUST
                         8401 Colesville Road, Suite 320
                         Silver Spring, Maryland 20910

                         BOARD OF TRUSTEES
                         Eugene A. Profit
                         Larry E. Jennings, Jr.
                         Robert M. Milanicz
                         Deborah T. Owens

                         INVESTMENT  ADVISER
                         PROFIT INVESTMENT MANAGEMENT
                         8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910
                         (301) 650-0059

                         ADMINISTRATOR/TRANSFER AGENT
                         ULTIMUS FUND SOLUTIONS, LLC
                         P.O. Box 46707
                         Cincinnati, Ohio 45246-0707

                         SHAREHOLDER SERVICE
                         Nationwide: (Toll-Free) 888-744-2337

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Profit Funds Investment Trust
             -----------------------------------------------------------



By (Signature and Title)*    /s/ Eugene A. Profit
                           -----------------------------------

                           Eugene A. Profit, President

Date          May 24, 2005
      -----------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Eugene A. Profit
                           -----------------------------------

                           Eugene A. Profit, President

Date          May 24, 2005
      -----------------------------





By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------

                           Mark J. Seger, Treasurer

Date         May 24, 2005
      -----------------------------


* Print the name and title of each signing officer under his or her signature.